LEASES	12 Months Ended
Dec. 31, 2020
Disclosure Of Leases [Abstract]
LEASES	RIGHT-OF-USE ASSETS
This note provides information for leases where the Group is a lessee.

i.Amounts recognized in the balance sheet
The balance sheet shows the following amounts relating to leases:

Amounts in € ‘000	Buildings	Cars	Total
Carrying value at January 1, 2019	4,228	563	4,791
Investments	2,338	303	2,641
Depreciation charges	(1,125)	(328)	(1,453)
Movement 2019	1,213	(25)	1,188
At cost	6,566	866	7,432
Accumulated depreciation	(1,125)	(328)	(1,453)
Carrying value at December 31, 2019	5,441	538	5,979
Investments	3,261	1,260	4,521
Divestments	(559)	(236)	(795)
Investment in a sublease	(363)	—	(363)
Depreciation charges	(1,471)	(303)	(1,774)
Depreciation of disinvestment	70	115	185
Currency translation	(49)	(28)	(77)
Movement 2020	889	808	1,697
At cost	8,856	1,862	10,718
Accumulated depreciation	(2,526)	(516)	(3,042)
Carrying value at December 31, 2020	6,330	1,346	7,676
Investments in buildings in 2020 primarily relate to the office building in Warren, NJ, the United States of America.
On April 1, 2020, the company subleased the office building in Bridgewater, NJ, the United States of America. In 2020 the company received rent from the sublease of €0.07 million. The loss on the total duration of the sublease amounts to €0.02 million.
The Company applies for the exemption of disclosing short term leases and leases under €5,000 since the amounts involved are immaterial to the financial statements.

ii.Amounts recognized in the statement of income
The statement of income shows the following amounts relating to leases:

Amounts in € ‘000	2020	2019
Depreciation rights of use assets
Buildings	(1,471)	(1,125)
Cars	(303)	(328)
Total depreciation rights of use assets	(1,774)	(1,453)
Interest expense	(670)	(662)
Total expense right of use assets	(2,444)	(2,115)

iii.Lease charges
For the year 2020, the Company charged €2.4 million (2019: €2.1 million) to the statement of income with regard to lease commitments for office rent, equipment, facilities and lease cars.
The non-cancellable leases at December 31, 2020 have remaining terms of between one and ten years and generally include a clause to enable upward revision of the rental charge on an annual basis according to prevailing market conditions.
Allocations of the lease charges to costs or general and administrative expenses have been based on the nature of the asset in use.

iv.Deferred Taxes
The Company does not apply IFRS 16 for Dutch tax purposes, in accordance with Dutch tax regulations. The balance on the deferred tax asset which relates to this feature is €0.16 million (2019:€0.04 million).LEASES
Lease liabilities can be specified as follows:

Amounts in € ‘000	2020	2019
Balance at January 1	6,309	5,218
New Leases	3,308	2,641
Interest expense accrued	596	663
Payments of lease liabilities	(1,913)	(2,213)
Balance at December 31	8,300	6,309
- Current portion	1,598	1,946
- Non-current portion	6,702	4,363
Future minimum lease payments as at December 31, 2020 and 2019 are as follows:

	2020		2019
Amounts in € ‘000	Minimum payments	Present value of payments	Minimum payments	Present value of payments
Within one year	2,109	1,598	1,946	1,946
After one year but not more than five years	5,833	4,693	3,149	3,149
More than five years	2,615	2,009	1,214	1,214
Balance at December 31	10,557	8,300	6,309	6,309